Shareholders’ Equity	6 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

16. Shareholders’ equity

Ordinary shares

Ping An was incorporated in Cayman Islands on November 3, 2021. The authorized number of ordinary shares is 500,000,000 shares with a par value of US$0.0001 per ordinary share.

On November 23, 2021, we effected a forward stock split of all issued and outstanding shares of 100 shares at a ratio of 112,500:1.

On July 3, 2023, we effected a share split at a ratio of 1-to-1.6. As a result of the share split, we now have 800,000,000 authorized ordinary shares with a par value of US$0.0000625 per ordinary share and 18,000,000 ordinary shares issued and outstanding as of the date hereof.

We believe it is appropriate to reflect the above transactions on a retroactive basis. According to the above transactions, we have retroactively adjusted the shares and per share data for all periods presented.

On July 22, 2025, the Company closed its initial public offering (“IPO”) of 2,500,000 ordinary shares, par value $ 0.0000625 per share, at a price of US$6.00 per share for total gross proceeds of US$15,000,000, before deducting underwriting discounts and other offering expenses.

On November 28, 2025, the Company issued 4,050,000 shares to six consultants as required to exercise their stock option at price of $0.0000625 per share.

On February 9, 2026, the Company closed a private placement of $4,000,000 shares by issuance of 100,000,000 ordinary shares, at a price of $0.04 per share.

 On March 10, 2026, the Company closed a round of private placement of $84,550 shares by issuance of 567,000 ordinary shares, at a price of $0.15 per share.

Restricted assets

Our ability to pay dividends is primarily dependent on us receiving distributions of funds from our subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by New Brand only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of New Brand.

New Brand and Pingyuan are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, New Brand may allocate a portion of their after- tax profits based on PRC accounting standards to enterprise expansion fund, staff bonus and welfare fund and a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, New Brand and Pingyuan are restricted in their ability to transfer their assets to us. Foreign exchange and other regulation in the PRC may further restrict New Brand and Pingyuan from transferring funds to us in the form of dividends, loans and advances. As of September 30, 2025 and March 31, 2026, amounts restricted are the paid-in-capital and statutory reserve of New Brand and Pingyuan, which amounted to RMB9,679,428 and RMB9,679,428 (US$1,403,222), respectively.

Deferred stock compensation

On November 28, 2025, the Company granted 4,050,000 stock-options to six consultants in exchange for marketing and sales services to be rendered over a 36-month service period commencing on the grant date. As the services were not received by the Company as of the shares granting date, the Company recorded it in deferred stock compensation as contra-equity. The grant-date fair value of these options was estimated at US$1,850,040 or RMB 12,961,565, and the associated cost will be amortized on a straight-line basis over the 36-month service term. As of March 31, 2026, RMB1,440,174 has been amortized and the balance of deferred stock compensation is RMB11,521,391.

Statutory reserve

During the six months ended March 31, 2025 and 2026, New Brand attributed nil and nil of retained earnings for their statutory reserves, respectively.

Capital contributions

During the six months ended March 31, 2025 and 2026, Multi Ridge contributed nil and nil to New Brand, respectively.

Dividend distributions

During the six-month ended March 31, 2025 and 2026, Multi Ridge paid nil and nil to its shareholders, respectively.

Stock options

During the six-month ended March 31, 2026, the Company granted 4,050,000 options which can purchase 4,050,000 ordinary shares of the Company at exercise price of US$0.0000625 with exercisable period of 10 years. The fair value of the options granted is US$1,850,040. As of March 31, 2026, the 4,050,000 options were fully exercised.